SHAREHOLDERS’ EQUITY (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands		1 Months Ended												6 Months Ended		12 Months Ended
	Mar. 07, 2023 USD ($) shares $ / shares	Jun. 30, 2023 USD ($) $ / shares shares	May 31, 2023 USD ($) shares	Jan. 31, 2023 shares	Aug. 31, 2022 USD ($) shares	Jul. 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares $ / shares	May 31, 2022 USD ($) shares $ / shares	Oct. 31, 2021 USD ($)	Aug. 31, 2021 shares $ / shares	Jul. 31, 2021 USD ($) shares $ / shares	May 31, 2021 USD ($) shares	Aug. 31, 2018 shares $ / shares	Jun. 30, 2023 USD ($) shares $ / shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) $ / shares $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares	Jul. 03, 2023 shares	Jun. 30, 2023 € / shares	Jun. 27, 2023 $ / shares	Jun. 22, 2023 shares	Apr. 25, 2023 shares	Mar. 07, 2023 AUD ($) shares	Dec. 31, 2022 € / shares	Jul. 01, 2022 shares	Oct. 31, 2021 $ / shares shares
IfrsStatementLineItems [Line Items]
Par value per share | (per share)																$ 0.0001	$ 0.0001						€ 1,000					€ 1
Proceeds from issuing other equity instruments | $														$ 2,923
Number of shares issued	1,000,000			864,000																							1,000,000
Proceeds from issuing shares | $		$ 2,580
Risk free interest rate, share options granted				3.42%
Expected volatility, share options granted				81.92%
Par value per share before reserve split | $ / shares		$ 0.0001												$ 0.0001
Par value per share, post reserve split | $ / shares		$ 0.0022												$ 0.0022
Convertible notes | $																											$ 828,240
Stock expense | $	$ 186													$ 11,460
Number of shares issued	18,673,253
Number of shares cancelled	193,500,379
Conversion of stock, description	Security Matters PTY Ltd.’s shareholders received as consideration 1 ordinary share of the Company per 10.3624 Security Matters PTY Ltd.’s ordinary shares.
Number of shares authorized																500,000,000	500,000,000												500,000,000
Exercise price														5 years
Bridge loans [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	872,418																										872,418
Debt principal amount | $	$ 1,350
Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		13,333,333												13,333,333
Private warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																						2,200,000
Public warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	6,250,000																										6,250,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate, share options granted														4.13%
Expected volatility, share options granted														70.39%
Warrants exercise price per share | $ / shares																								$ 0.0204
Warrant A [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		15,333,332												15,333,332
Warrant B [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		15,333,332												15,333,332
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares		$ 0.0001												$ 0.0001
Number of shares issued	3,525,000																										3,525,000
Number of shares authorized		800,000,000,000												800,000,000,000		500,000,000	500,000,000
Ordinary shares [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																									7,597,665
Ordinary Shares Two [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	303,053																										303,053
Proceeds from ordinary shares | $	$ 3,110
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	24,568,773																										24,568,773
Warrants exercised	32,211,716
Warrants exercise price | $ / shares	$ 11.5
Redeemable warrants [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate, share options granted														4.19%
Expected volatility, share options granted														71.54%
Warrants exercised	200,000
Warrants exercise price | $ / shares	$ 11.5
Warrants price per share | $ / shares	$ 5
Warrants term	5 years
Incentive equity plan [member]
IfrsStatementLineItems [Line Items]
Shares issued percent																										15.00%
Number of shares authorized																										5,082,417
Employees [member]
IfrsStatementLineItems [Line Items]
Option life, share options granted														790,408
Weighted average fair value at measurement date, share options granted | $		$ 185												$ 185
Share based expenses | $														$ 168
Stock option vesting period														4 years
Employees [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 1.04												$ 1.04
Employees [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 4.0												$ 4.0
Yorkville [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued		675,168	675,168											675,168
Proceeds from issuing shares | $		$ 450	$ 450
Employees directors and service [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Warrants exercised														945,000
Number of shares granted														4,334,000
Share based expenses | $														$ 1,738
Employees directors and service [member] | Bottom of range [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Fair value grant | $ / shares														$ 1
Employees directors and service [member] | Top of range [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Fair value grant | $ / shares														$ 1.09
Security matters limited [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares																$ 0	$ 0
Proceeds from issuing other equity instruments | $					$ 254
Payments for share issue costs | $					$ 22				$ 115
Number of shares issued					2,000,000							15,270,249						1,774,744	1,774,744											8,938,666
Proceeds from issuing shares | $									$ 1,890			$ 4,034				$ 182		$ 5,892		$ 6,857
Number of shares issued warrants																		1,774,744	1,774,744											4,469,333
Warrants exercise price | $ / shares																														$ 0.4
Warrants expiration date									March 2022
Converted shares description									Upon exercise the holder would receive one ordinary share and another unlisted warrant that bears an exercise price of AUD 0.7, converted to one ordinary share and expired on January 20, 2023
Proceeds from exercise of warrants | $																		$ 395
Option life, share options granted						200,000	200,000	250,000			1,100,000
Exercise price, share options granted | $ / shares							$ 0.4	$ 0.11		$ 0.7	$ 0.351
Description of vesting requirements for share-based payment arrangement						25% on the first anniversary of the Vesting Commencement Date and additional 6.25% at the end of each three months of continuous services thereafter. However, if Company or a parent thereof commences trading on NASDAQ, all options shall become fully vested				the Company raises an aggregated amount of at least 10 million in one raise (including by way of a merger with a company with such amount in its treasury) 80% of the options will become vested. If an amount of 20 million or more is raised in one raise all options will become vested.	(1) Company raised an aggregated amount of at least 20 million (including by way of a merger with a company with such amount in its treasury) (2) 25% of the options shall vest after one year and thereafter 6.25% at the end of every three months (3) the employees must continue to provide services to Company					vesting period up to 4 years from the grant date, contractual life of the options under the Plan is 5 years		vesting period up to 4 years from the grant date, contractual life of the options under the Plan is 5 years		vesting period up to 4 years from the grant date, contractual life of the options under the Plan is 5 years
Weighted average fair value at measurement date, share options granted | $					$ 98	$ 10	$ 5	$ 19			$ 214				$ 5	$ 154	$ 154	$ 622	$ 622	$ 533	$ 533
Expenses of options | $																$ 152
Date of grant of share-based payment arrangement						July 2027	June 2027	May 26, 2027		December 6, 2026	July – September 2026
Number of shares authorized																167,854,581	167,854,581	165,532,264	165,532,264
Security matters limited [member] | Black scholes pricing model [member]
IfrsStatementLineItems [Line Items]
Term warrants																		5 years
Expected dividend as percentage, share options granted																		0.00%
Security matters limited [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price, share options granted | $ / shares							$ 0.7										$ 0.03		$ 0.35		$ 0.20
Security matters limited [member] | Bottom of range [member] | Black scholes pricing model [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate, share options granted																		0.11%
Expected volatility, share options granted																		64.00%
Security matters limited [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price, share options granted | $ / shares							$ 0.8										$ 0.14		$ 0.70		$ 0.70
Security matters limited [member] | Top of range [member] | Black scholes pricing model [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate, share options granted																		3.55%
Expected volatility, share options granted																		118.00%
Security matters limited [member] | Employees [member]
IfrsStatementLineItems [Line Items]
Option life, share options granted																600,000		250,000		1,055,000
Security matters limited [member] | Consultants [member]
IfrsStatementLineItems [Line Items]
Option life, share options granted																1,600,000		5,400,000		750,000
Security matters limited [member] | Board members [member]
IfrsStatementLineItems [Line Items]
Option life, share options granted																322,317		257,562		2,500,000
Weighted average fair value at measurement date, share options granted | $																$ 54	$ 54	$ 53	$ 53
Security matters limited [member] | Two Executive Director [Member]
IfrsStatementLineItems [Line Items]
Option life, share options granted													10,000,000
Exercise price, share options granted | $ / shares													$ 0.2
Date of grant of share-based payment arrangement													These milestones are reviewed by the Board of Directors and need to be achieved in 4 years since the date it was granted. If the milestones are not reached in 4 years, the options will expire
Security matters limited [member] | Executive director [member]
IfrsStatementLineItems [Line Items]
Option life, share options granted										167,000
Security matters limited [member] | Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Option life, share options granted										500,000